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                                                                    THE HARTFORD

October 13, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

RE: Hartford Life and Annuity Insurance Company
    Separate Account Seven ("Registrant")
    Hartford Leaders Outlook Series I/IR
    File No. 333-40410

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The supplement to the Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 10, 2006.

If you have any additional questions, please feel free to contact me at (860) 843-8425.

Sincerely,

/s/ Brent Jones

Brent Jones
Paralegal